Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	CREDIT SUISSE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000941568
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 19, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Commodity Return Strategy Portfolio (Prospectus Summary) | Commodity Return Strategy Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCRSX
International Equity Flex III Portfolio (Prospectus Summary) | International Equity Flex III Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WPETX
U.S. Equity Flex I Portfolio (Prospectus Summary) | U.S. Equity Flex I Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WTSGX

Commodity Return Strategy Portfolio (Prospectus Summary) | Commodity Return Strategy Portfolio
COMMODITY RETURN STRATEGY PORTFOLIO
INVESTMENT OBJECTIVE
The portfolio seeks total return.

FEES AND PORTFOLIO EXPENSES
The accompanying table describes the fees and expenses you may pay if you buy and hold shares of the portfolio. The fee table and the expense example do not reflect expenses incurred from investing through a variable contract or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in the portfolio through a variable contract or qualified plan is presented in the contract prospectus through which the portfolio's shares are offered to you or in the plan documents or other informational materials supplied by plan sponsors.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Commodity Return Strategy Portfolio Class 1
Maximum sales charge (load) imposed on purchases
Maximum deferred sales charge (load)
Sales charge (load) on reinvested distributions
Redemption fees
Exchange fees

Annual portfolio operating expenses (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses	Commodity Return Strategy Portfolio Class 1
Management fee of portfolio and Credit Suisse Cayman Commodity Fund II, Ltd. ("Subsidiary")	0.50%
Distribution and service (12b-1) fee	0.25%
Other expenses	0.34%
Total annual portfolio operating expenses	1.09%

EXAMPLE
This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or life insurance contract or qualified plan. If the example included these expenses, the figures shown would be higher.

Assume you invest  $10,000, the portfolio returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Commodity Return Strategy Portfolio Class 1	111	347	601	1,329

PORTFOLIO TURNOVER
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the portfolio's performance. During the most recent fiscal year, the portfolio's portfolio turnover rate was 118% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The portfolio is designed to achieve positive total return relative to the performance of the Dow Jones-UBS Commodity Index Total Return ("DJ-UBS Index").
The portfolio intends to invest its assets in a combination of commodity-linked derivative instruments and fixed income securities. The portfolio gains exposure to commodities markets by investing in structured notes whose principal and/or coupon payments are linked to the DJ-UBS Index.

The portfolio may invest up to 25% of its total assets in the Subsidiary, a wholly owned subsidiary of the portfolio formed in the Cayman Islands, which has the same investment objective as the portfolio and has a strategy of investing in commodity-linked swap agreements and other commodity-linked derivative instruments, futures contracts on individual commodities or a subset of commodities and options on them.

The portfolio invests in a portfolio of fixed income securities normally having an average duration of one year or less, and emphasizes investment-grade fixed income securities.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
o  A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

The portfolio is not a complete investment program and should only form a small part of a diversified portfolio. At any time, the risk of loss associated with a particular investment held by the portfolio may be significantly higher than 50%
of the value of the investment. Investors in the fund should be willing to assume the greater risks of potentially significant short-term share price fluctuations.

Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

COMMODITY RISK

The portfolio's investment in commodity-linked derivative instruments may subject the portfolio to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss
(including the likelihood of greater volatility of the portfolio's net asset value), and there can be no assurance that the portfolio's use of leverage will be successful.

CORRELATION RISK

Changes in the value of a hedging instrument may not match those of the investment being hedged. In addition, commodity-linked structured notes may be structured in a way that results in the portfolio's performance diverging from the DJ-UBS Index, perhaps materially. For example, a note can be structured to limit the loss or the gain on the investment, which would result in the portfolio not participating in declines or increases in the DJ-UBS Index that exceed the limits.

CREDIT RISK

The issuer of a security or the counterparty to a contract, including derivatives contracts, may default or otherwise become unable to honor a financial obligation.

DERIVATIVES RISK

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The portfolio may also use derivatives for leverage. The portfolio's use of derivative instruments, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as commodity risk, correlation risk, liquidity risk, interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

EXPOSURE RISK

The risk associated with investments (such as derivatives) or practices that increase the amount of money the portfolio could gain or lose on an investment.

o Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o Speculative To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

FOCUS RISK

The portfolio will be exposed to the performance of commodities in the DJ-UBS
Index, which may from time to time have a small number of commodity sectors
(e.g., energy, metals or agricultural) representing a large portion of the index. As a result, the portfolio may be subject to greater volatility than if the index were more broadly diversified among commodity sectors.

INTEREST RATE RISK

Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK

Certain portfolio securities, such as commodity-linked notes and swaps, may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility,"
may cause a security to be worth less than it was worth at an earlier time.
Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments -
including stocks, bonds and commodities, and the mutual funds that invest in them.

Bonds and other fixed income securities generally involve less market risk than stocks and commodities. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

NON-DIVERSIFIED STATUS

The portfolio is considered a non-diversified investment company under the
Investment Company Act of 1940, as amended (the "1940 Act") and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the portfolio may be subject to greater volatility with respect to its portfolio securities than a fund that is diversified.

SUBSIDIARY RISK

By investing in the Subsidiary, the portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the portfolio and are subject to the same risks that apply to similar investments if held directly by the portfolio. There can be no assurance that the investment objective of the Subsidiary will be achieved. The
Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, the portfolio wholly owns and controls the Subsidiary, and the portfolio and the Subsidiary are both managed by Credit Suisse Asset Management, LLC, making it unlikely that the Subsidiary will take action contrary to the interests of the portfolio and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the portfolio and/or the Subsidiary to operate as it does currently and could adversely affect the portfolio.

TAX RISK

Any income the portfolio derives from direct investments in commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of the portfolio's gross income in order for the portfolio to maintain its pass through tax status. The portfolio has obtained a private letter ruling from the Internal Revenue Service (the "IRS") confirming that the income produced by certain types of structured notes constitutes "qualifying income"
under the Code. In addition, the IRS has issued a private letter ruling to the portfolio confirming that income derived from the portfolio's investment in its Subsidiary will also constitute qualifying income to the portfolio. Based on such rulings, the portfolio seeks to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and, through investments in the
Subsidiary, commodity-linked swaps and commodity futures.

PORTFOLIO TURNOVER RISK

Active and frequent trading increases transaction costs, which could detract from the portfolio's performance.

CFTC REGULATORY RISK

Regulatory changes could adversely affect the portfolio by limiting its trading activities in futures and increasing Fund expenses. On February 11, 2011, the
Commodity Futures Trading Commission ("CFTC") published a rule proposal that would limit the Fund's ability to use futures in reliance on certain CFTC exemptions.
If the new rule is adopted as proposed, the amended CFTC exemption would limit the portfolio's use of futures to (i) bona fide hedging transactions, as defined by the CFTC, and (ii) speculative transactions, provided that the speculative positions do not exceed 5% of the liquidation value of the portfolio. If the portfolio could not satisfy the requirements for the amended exemption, the disclosure and operations of the portfolio would need to comply with all applicable regulations governing commodity pools. Other potentially adverse regulatory initiatives could develop.

PERFORMANCE SUMMARY
The accompanying bar chart and table provide an indication of the risks of investing in the portfolio. The bar chart shows you how portfolio performance has varied from year to year for up to 10 years. The table compares the portfolio's performance over time to that of a broad-based securities market index. The table also compares the portfolio's performance to the DJ-UBS Index, which is composed of futures contracts on 19 physical commodities. The bar chart and table do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors.
Inclusion of these charges would reduce the total return for the periods shown.
As with all mutual funds, past performance is not a prediction of future performance.

The portfolio makes updated performance available at the portfolio's website
(www.credit-suisse.com/us) or by calling Credit Suisse Funds at 877-870-2874.

The bar chart shows you how portfolio performance has varied from year to year for up to 10 years.

YEAR-BY-YEAR TOTAL RETURNS YEAR ENDED 12/31:

Best quarter:   16.74% (Q2 08)
Worst quarter:  -28.82% (Q4 08)
Inception date:  2/28/06

AVERAGE ANNUAL TOTAL RETURNS PERIOD ENDED 12/31/10:
Average Annual Total Returns Commodity Return Strategy Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	COMMODITY RETURN STRATEGY PORTFOLIO	16.66%	2.98%	Feb 28, 2006
Standard & Poor's 500 Index	STANDARD & POOR'S 500 INDEX (REFLECTS NO DEDUCTIONS FOR FEES OR EXPENSES)	15.06%	1.76%
Dow Jones-UBS Commodity Index Total Return	DOW JONES-UBS COMMODITY INDEX TOTAL RETURN (REFLECTS NO DEDUCTION FOR FEES OR EXPENSES)	16.83%	2.20%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Commodity Return Strategy Portfolio (Prospectus Summary) | Commodity Return Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	COMMODITY RETURN STRATEGY PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The portfolio seeks total return.

Expense, Heading	rr_ExpenseHeading	FEES AND PORTFOLIO EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The accompanying table describes the fees and expenses you may pay if you buy and hold shares of the portfolio. The fee table and the expense example do not reflect expenses incurred from investing through a variable contract or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in the portfolio through a variable contract or qualified plan is presented in the contract prospectus through which the portfolio's shares are offered to you or in the plan documents or other informational materials supplied by plan sponsors.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual portfolio operating expenses (expenses that you pay as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the portfolio's performance. During the most recent fiscal year, the portfolio's portfolio turnover rate was 118% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	118.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or life insurance contract or qualified plan. If the example included these expenses, the figures shown would be higher.

Assume you invest  $10,000, the portfolio returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The portfolio is designed to achieve positive total return relative to the performance of the Dow Jones-UBS Commodity Index Total Return ("DJ-UBS Index").
The portfolio intends to invest its assets in a combination of commodity-linked derivative instruments and fixed income securities. The portfolio gains exposure to commodities markets by investing in structured notes whose principal and/or coupon payments are linked to the DJ-UBS Index.

The portfolio may invest up to 25% of its total assets in the Subsidiary, a wholly owned subsidiary of the portfolio formed in the Cayman Islands, which has the same investment objective as the portfolio and has a strategy of investing in commodity-linked swap agreements and other commodity-linked derivative instruments, futures contracts on individual commodities or a subset of commodities and options on them.

The portfolio invests in a portfolio of fixed income securities normally having an average duration of one year or less, and emphasizes investment-grade fixed income securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Risk, Narrative	rr_RiskNarrativeTextBlock
o  A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

The portfolio is not a complete investment program and should only form a small part of a diversified portfolio. At any time, the risk of loss associated with a particular investment held by the portfolio may be significantly higher than 50%
of the value of the investment. Investors in the fund should be willing to assume the greater risks of potentially significant short-term share price fluctuations.

Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

COMMODITY RISK

The portfolio's investment in commodity-linked derivative instruments may subject the portfolio to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss
(including the likelihood of greater volatility of the portfolio's net asset value), and there can be no assurance that the portfolio's use of leverage will be successful.

CORRELATION RISK

Changes in the value of a hedging instrument may not match those of the investment being hedged. In addition, commodity-linked structured notes may be structured in a way that results in the portfolio's performance diverging from the DJ-UBS Index, perhaps materially. For example, a note can be structured to limit the loss or the gain on the investment, which would result in the portfolio not participating in declines or increases in the DJ-UBS Index that exceed the limits.

CREDIT RISK

The issuer of a security or the counterparty to a contract, including derivatives contracts, may default or otherwise become unable to honor a financial obligation.

DERIVATIVES RISK

Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The portfolio may also use derivatives for leverage. The portfolio's use of derivative instruments, particularly commodity-linked derivatives, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as commodity risk, correlation risk, liquidity risk, interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

EXPOSURE RISK

The risk associated with investments (such as derivatives) or practices that increase the amount of money the portfolio could gain or lose on an investment.

o Hedged Exposure risk could multiply losses generated by a derivative or practice used for hedging purposes. Such losses should be substantially offset by gains on the hedged investment. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o Speculative To the extent that a derivative or practice is not used as a hedge, the portfolio is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative's original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

FOCUS RISK

The portfolio will be exposed to the performance of commodities in the DJ-UBS
Index, which may from time to time have a small number of commodity sectors
(e.g., energy, metals or agricultural) representing a large portion of the index. As a result, the portfolio may be subject to greater volatility than if the index were more broadly diversified among commodity sectors.

INTEREST RATE RISK

Changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income securities, a rise in interest rates typically causes a fall in values, while a fall in interest rates typically causes a rise in values.

LIQUIDITY RISK

Certain portfolio securities, such as commodity-linked notes and swaps, may be difficult or impossible to sell at the time and the price that the portfolio would like. The portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on portfolio management or performance.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility,"
may cause a security to be worth less than it was worth at an earlier time.
Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments -
including stocks, bonds and commodities, and the mutual funds that invest in them.

Bonds and other fixed income securities generally involve less market risk than stocks and commodities. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

NON-DIVERSIFIED STATUS

The portfolio is considered a non-diversified investment company under the
Investment Company Act of 1940, as amended (the "1940 Act") and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the portfolio may be subject to greater volatility with respect to its portfolio securities than a fund that is diversified.

SUBSIDIARY RISK

By investing in the Subsidiary, the portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the portfolio and are subject to the same risks that apply to similar investments if held directly by the portfolio. There can be no assurance that the investment objective of the Subsidiary will be achieved. The
Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, the portfolio wholly owns and controls the Subsidiary, and the portfolio and the Subsidiary are both managed by Credit Suisse Asset Management, LLC, making it unlikely that the Subsidiary will take action contrary to the interests of the portfolio and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the portfolio and/or the Subsidiary to operate as it does currently and could adversely affect the portfolio.

TAX RISK

Any income the portfolio derives from direct investments in commodity-linked swaps or certain other commodity-linked derivatives must be limited to a maximum of 10% of the portfolio's gross income in order for the portfolio to maintain its pass through tax status. The portfolio has obtained a private letter ruling from the Internal Revenue Service (the "IRS") confirming that the income produced by certain types of structured notes constitutes "qualifying income"
under the Code. In addition, the IRS has issued a private letter ruling to the portfolio confirming that income derived from the portfolio's investment in its Subsidiary will also constitute qualifying income to the portfolio. Based on such rulings, the portfolio seeks to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and, through investments in the
Subsidiary, commodity-linked swaps and commodity futures.

PORTFOLIO TURNOVER RISK

Active and frequent trading increases transaction costs, which could detract from the portfolio's performance.

CFTC REGULATORY RISK

Regulatory changes could adversely affect the portfolio by limiting its trading activities in futures and increasing Fund expenses. On February 11, 2011, the
Commodity Futures Trading Commission ("CFTC") published a rule proposal that would limit the Fund's ability to use futures in reliance on certain CFTC exemptions.
If the new rule is adopted as proposed, the amended CFTC exemption would limit the portfolio's use of futures to (i) bona fide hedging transactions, as defined by the CFTC, and (ii) speculative transactions, provided that the speculative positions do not exceed 5% of the liquidation value of the portfolio. If the portfolio could not satisfy the requirements for the amended exemption, the disclosure and operations of the portfolio would need to comply with all applicable regulations governing commodity pools. Other potentially adverse regulatory initiatives could develop.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, you could lose money over any period of time.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The portfolio is considered a non-diversified investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers. As a result, the portfolio may be subject to greater volatility with respect to its portfolio securities than a fund that is diversified.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide an indication of the risks of investing in the portfolio. The bar chart shows you how portfolio performance has varied from year to year for up to 10 years. The table compares the portfolio's performance over time to that of a broad-based securities market index. The table also compares the portfolio's performance to the DJ-UBS Index, which is composed of futures contracts on 19 physical commodities. The bar chart and table do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors.
Inclusion of these charges would reduce the total return for the periods shown.
As with all mutual funds, past performance is not a prediction of future performance.

The portfolio makes updated performance available at the portfolio's website
(www.credit-suisse.com/us) or by calling Credit Suisse Funds at 877-870-2874.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide an indication of the risks of investing in the portfolio. The bar chart shows you how portfolio performance has varied from year to year for up to 10 years.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	877-870-2874
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.credit-suisse.com/us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not a prediction of future performance.
Bar Chart, Heading	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURNS YEAR ENDED 12/31:
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how portfolio performance has varied from year to year for up to 10 years.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best quarter:   16.74% (Q2 08)
Worst quarter:  -28.82% (Q4 08)
Inception date:  2/28/06

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES OR EXPENSES
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS PERIOD ENDED 12/31/10:
Commodity Return Strategy Portfolio (Prospectus Summary) | Commodity Return Strategy Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.82%)
Commodity Return Strategy Portfolio | Standard & Poor's 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	STANDARD & POOR'S 500 INDEX (REFLECTS NO DEDUCTIONS FOR FEES OR EXPENSES)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.76%
Commodity Return Strategy Portfolio | Dow Jones-UBS Commodity Index Total Return
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	DOW JONES-UBS COMMODITY INDEX TOTAL RETURN (REFLECTS NO DEDUCTION FOR FEES OR EXPENSES)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.20%
Commodity Return Strategy Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Sales charge (load) on reinvested distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption fees	rr_RedemptionFee
Exchange fees	rr_ExchangeFee
Management fee of portfolio and Credit Suisse Cayman Commodity Fund II, Ltd. ("Subsidiary")	rr_ManagementFeesOverAssets	0.50%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual portfolio operating expenses	rr_ExpensesOverAssets	1.09%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,329
Annual Return, Inception Date	rr_AnnualReturnInceptionDate	Feb 28, 2006
Annual Return 2006	rr_AnnualReturn2006	6.36%
Annual Return 2007	rr_AnnualReturn2007	17.33%
Annual Return 2008	rr_AnnualReturn2008	(33.72%)
Annual Return 2009	rr_AnnualReturn2009	19.48%
Annual Return 2010	rr_AnnualReturn2010	16.66%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	COMMODITY RETURN STRATEGY PORTFOLIO
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2006

International Equity Flex III Portfolio (Prospectus Summary) | International Equity Flex III Portfolio
INTERNATIONAL EQUITY FLEX III PORTFOLIO
INVESTMENT OBJECTIVE
The portfolio seeks capital appreciation.

FEES AND PORTFOLIO EXPENSES
The accompanying table describes the fees and expenses you may pay if you buy and hold shares of the portfolio. The fee table and the expense example do not reflect expenses incurred from investing through a variable contract or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in the portfolio through a variable contract or qualified plan is presented in the contract prospectus through which the portfolio's shares are offered to you or in the plan documents or other informational materials supplied by plan sponsors.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	International Equity Flex III Portfolio Class 1
Sales charge (load) on purchases
Deferred sales charge (load)
Sales charge (load) on reinvested distributions
Redemption fees
Exchange fees

Annual portfolio operating expenses (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses	International Equity Flex III Portfolio Class 1
Management fee	1.00%
Distribution and service (12b-1) fee	none
Dividends on short sales (dividends paid to lenders on borrowed securities)	0.64%
All other expenses	0.79%
Total annual portfolio operating expenses	2.43%

EXAMPLE
This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or life insurance contract or qualified plan. If the example included these expenses, the figures shown would be higher.

Assume you invest  $10,000, the portfolio returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
International Equity Flex III Portfolio Class 1	246	758	1,296	2,766

PORTFOLIO TURNOVER
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio's performance. During the most recent fiscal year, the portfolio's portfolio turnover rate was 213% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The portfolio normally invests at least 80% of its net assets in equity securities of foreign companies and derivatives providing exposure to equity securities of foreign companies. The portfolio seeks to outperform the MSCI EAFE
Index. The MSCI EAFE Index is designed to measure the performance of equities in developed markets outside North America, which include Europe, Australasia
(Australia and New Zealand) and the Far East.

The portfolio generally will (i) purchase securities, either directly or through derivatives, in an amount up to approximately 130% of its net assets and (ii)
sell securities short (which means, sell borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop), either directly or through derivatives, in an amount up to approximately
30% of its net assets. The portfolio may invest in equity securities without regard to market capitalization.

The portfolio uses proprietary quantitative models designed to:

o forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, management's approach to financial reporting, profitability, realized and expected growth potential and level and trend of earnings and share price

o identify stocks that are likely to suffer declines in price if market conditions deteriorate and either limit the portfolio's overall long exposure or increase the portfolio's overall short exposure to such low quality stocks and

o help determine the portfolio's relative exposure to different industry sectors by analyzing sector performance under different market scenarios

The portfolio maintains investment attributes that are similar to those of the basket of securities included in the MSCI EAFE Index and intends to limit its divergence from the that index in terms of market, industry and sector exposures.

The portfolio may engage in active and frequent trading, resulting in high portfolio turnover.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
o  A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ACTIVE TRADING RISK

Active and frequent trading increases transaction costs, which could detract from the portfolio's performance.

DERIVATIVES RISK

Derivatives, such as options, forwards, futures and swap agreements, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risks. The portfolio may also use derivatives for leverage. The portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to correlation risk, liquidity risk, interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

FOREIGN SECURITIES RISK

A portfolio that invests outside the United States carries additional risks that include:

o Currency Risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses. Although the portfolio may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

o Information Risk Key information about an issuer, security or market may be inaccurate or unavailable.

o Political Risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry.
Any of these actions could have a severe effect on security prices and impair the portfolio's ability to bring its capital or income back to the United States.
Other political risks include economic policy changes, social and political instability, military action and war.

LEVERAGING RISK

When the portfolio uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a "when-issued" basis or purchasing derivative instruments in an effort to increase its returns, the portfolio has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the portfolio. The net asset value of the portfolio when employing leverage will be more volatile and sensitive to market movements.
Leverage may involve the creation of a liability that requires the portfolio to pay interest.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility,"
may cause a security to be worth less than it was worth at an earlier time.
Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds, and the mutual funds that invest in them.

MODEL RISK

The portfolio bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the portfolio achieve its investment objective, causing the portfolio to underperform its benchmark or other funds with a similar investment objective.

SHORT SALES RISK

Short sales expose the portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the portfolio. The portfolio's loss on a short sale could theoretically be unlimited in a case where the portfolio is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential portfolio losses. The use by the portfolio of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the portfolio held only long positions. It is possible that the portfolio's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the portfolio. In addition, the portfolio's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the portfolio. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the portfolio.

CFTC REGULATORY RISK

Regulatory changes could adversely affect the portfolio by limiting its trading activities in futures and increasing Fund expenses. On February 11, 2011, the
Commodity Futures Trading Commission ("CFTC") published a rule proposal that would limit the Fund's ability to use futures in reliance on certain CFTC exemptions.
If the new rule is adopted as proposed, the amended CFTC exemption would limit the portfolio's use of futures to (i) bona fide hedging transactions, as defined by the
CFTC, and (ii) speculative transactions, provided that the speculative positions do not exceed 5% of the liquidation value of the portfolio. If the portfolio could not satisfy the requirements for the amended exemption, the disclosure and operations of the portfolio would need to comply with all applicable regulations governing commodity pools. Other potentially adverse regulatory initiatives could develop.

PERFORMANCE SUMMARY
The accompanying bar chart and table provide an indication of the risks of investing in the portfolio. The bar chart shows you how the portfolio's performance has varied from year to year for up to 10 years. The table compares the portfolio's performance over time to that of the portfolio's current benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index Net Dividends.
The bar chart and table do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. Inclusion of these charges and expenses would reduce the total return for the periods shown. As with all mutual funds, past performance is not a prediction of future performance.

The portfolio makes updated performance available at the portfolio's website
(www.credit-suisse.com/us) or by calling Credit Suisse Funds at 877-870-2874.

The bar chart shows you how the portfolio's performance has varied from year to year for up to 10 years.

YEAR-BY-YEAR TOTAL RETURNS YEAR ENDED 12/31:	[1]

Best quarter:  26.67% (Q2 09)
Worst quarter: -28.68% (Q3 08)
Inception date: 12/31/97

AVERAGE ANNUAL TOTAL RETURNS PERIOD ENDED 12/31/10:
Average Annual Total Returns International Equity Flex III Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class 1	INTERNATIONAL EQUITY FLEX III PORTFOLIO	12.23%	5.70%	9.18%	Dec 31, 1997
MSCI EAFE INDEX NET DIVIDENDS	MSCI EAFE INDEX NET DIVIDENDS (REFLECTS NO DEDUCTIONS FOR FEES OR EXPENSES)	7.75%	2.46%	3.50%

[1]	The portfolio adopted its current investment strategies effective May 1, 2009.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
International Equity Flex III Portfolio (Prospectus Summary) | International Equity Flex III Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	INTERNATIONAL EQUITY FLEX III PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The portfolio seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND PORTFOLIO EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The accompanying table describes the fees and expenses you may pay if you buy and hold shares of the portfolio. The fee table and the expense example do not reflect expenses incurred from investing through a variable contract or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in the portfolio through a variable contract or qualified plan is presented in the contract prospectus through which the portfolio's shares are offered to you or in the plan documents or other informational materials supplied by plan sponsors.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual portfolio operating expenses (expenses that you pay as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio's performance. During the most recent fiscal year, the portfolio's portfolio turnover rate was 213% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	213.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or life insurance contract or qualified plan. If the example included these expenses, the figures shown would be higher.

Assume you invest  $10,000, the portfolio returns 5% annually, expense ratios remain the same and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The portfolio normally invests at least 80% of its net assets in equity securities of foreign companies and derivatives providing exposure to equity securities of foreign companies. The portfolio seeks to outperform the MSCI EAFE
Index. The MSCI EAFE Index is designed to measure the performance of equities in developed markets outside North America, which include Europe, Australasia
(Australia and New Zealand) and the Far East.

The portfolio generally will (i) purchase securities, either directly or through derivatives, in an amount up to approximately 130% of its net assets and (ii)
sell securities short (which means, sell borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop), either directly or through derivatives, in an amount up to approximately
30% of its net assets. The portfolio may invest in equity securities without regard to market capitalization.

The portfolio uses proprietary quantitative models designed to:

o forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, management's approach to financial reporting, profitability, realized and expected growth potential and level and trend of earnings and share price

o identify stocks that are likely to suffer declines in price if market conditions deteriorate and either limit the portfolio's overall long exposure or increase the portfolio's overall short exposure to such low quality stocks and

o help determine the portfolio's relative exposure to different industry sectors by analyzing sector performance under different market scenarios

The portfolio maintains investment attributes that are similar to those of the basket of securities included in the MSCI EAFE Index and intends to limit its divergence from the that index in terms of market, industry and sector exposures.

The portfolio may engage in active and frequent trading, resulting in high portfolio turnover.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Risk, Narrative	rr_RiskNarrativeTextBlock
o  A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ACTIVE TRADING RISK

Active and frequent trading increases transaction costs, which could detract from the portfolio's performance.

DERIVATIVES RISK

Derivatives, such as options, forwards, futures and swap agreements, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risks. The portfolio may also use derivatives for leverage. The portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to correlation risk, liquidity risk, interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

FOREIGN SECURITIES RISK

A portfolio that invests outside the United States carries additional risks that include:

o Currency Risk Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses. Although the portfolio may seek to reduce currency risk by hedging part or all of its exposure to various foreign currencies, it is not required to do so.

o Information Risk Key information about an issuer, security or market may be inaccurate or unavailable.

o Political Risk Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry.
Any of these actions could have a severe effect on security prices and impair the portfolio's ability to bring its capital or income back to the United States.
Other political risks include economic policy changes, social and political instability, military action and war.

LEVERAGING RISK

When the portfolio uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a "when-issued" basis or purchasing derivative instruments in an effort to increase its returns, the portfolio has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the portfolio. The net asset value of the portfolio when employing leverage will be more volatile and sensitive to market movements.
Leverage may involve the creation of a liability that requires the portfolio to pay interest.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility,"
may cause a security to be worth less than it was worth at an earlier time.
Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds, and the mutual funds that invest in them.

MODEL RISK

The portfolio bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the portfolio achieve its investment objective, causing the portfolio to underperform its benchmark or other funds with a similar investment objective.

SHORT SALES RISK

Short sales expose the portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the portfolio. The portfolio's loss on a short sale could theoretically be unlimited in a case where the portfolio is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential portfolio losses. The use by the portfolio of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the portfolio held only long positions. It is possible that the portfolio's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the portfolio. In addition, the portfolio's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the portfolio. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the portfolio.

CFTC REGULATORY RISK

Regulatory changes could adversely affect the portfolio by limiting its trading activities in futures and increasing Fund expenses. On February 11, 2011, the
Commodity Futures Trading Commission ("CFTC") published a rule proposal that would limit the Fund's ability to use futures in reliance on certain CFTC exemptions.
If the new rule is adopted as proposed, the amended CFTC exemption would limit the portfolio's use of futures to (i) bona fide hedging transactions, as defined by the
CFTC, and (ii) speculative transactions, provided that the speculative positions do not exceed 5% of the liquidation value of the portfolio. If the portfolio could not satisfy the requirements for the amended exemption, the disclosure and operations of the portfolio would need to comply with all applicable regulations governing commodity pools. Other potentially adverse regulatory initiatives could develop.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, you could lose money over any period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide an indication of the risks of investing in the portfolio. The bar chart shows you how the portfolio's performance has varied from year to year for up to 10 years. The table compares the portfolio's performance over time to that of the portfolio's current benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index Net Dividends.
The bar chart and table do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. Inclusion of these charges and expenses would reduce the total return for the periods shown. As with all mutual funds, past performance is not a prediction of future performance.

The portfolio makes updated performance available at the portfolio's website
(www.credit-suisse.com/us) or by calling Credit Suisse Funds at 877-870-2874.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide an indication of the risks of investing in the portfolio. The bar chart shows you how the portfolio's performance has varied from year to year for up to 10 years.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	877-870-2874
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.credit-suisse.com/us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not a prediction of future performance.
Bar Chart, Heading	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURNS YEAR ENDED 12/31:	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the portfolio's performance has varied from year to year for up to 10 years.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best quarter:  26.67% (Q2 09)
Worst quarter: -28.68% (Q3 08)
Inception date: 12/31/97

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTIONS FOR FEES OR EXPENSES
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS PERIOD ENDED 12/31/10:
International Equity Flex III Portfolio (Prospectus Summary) | International Equity Flex III Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.68%)
International Equity Flex III Portfolio | MSCI EAFE INDEX NET DIVIDENDS
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE INDEX NET DIVIDENDS (REFLECTS NO DEDUCTIONS FOR FEES OR EXPENSES)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.46%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.50%
International Equity Flex III Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Sales charge (load) on reinvested distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption fees	rr_RedemptionFee
Exchange fees	rr_ExchangeFee
Management fee	rr_ManagementFeesOverAssets	1.00%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on short sales (dividends paid to lenders on borrowed securities)	rr_Component1OtherExpensesOverAssets	0.64%
All other expenses	rr_Component2OtherExpensesOverAssets	0.79%
Total annual portfolio operating expenses	rr_ExpensesOverAssets	2.43%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	246
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	758
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,296
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,766
Annual Return, Inception Date	rr_AnnualReturnInceptionDate	Dec 31, 1997
Annual Return 2001	rr_AnnualReturn2001	(9.65%)
Annual Return 2002	rr_AnnualReturn2002	(11.56%)
Annual Return 2003	rr_AnnualReturn2003	42.88%
Annual Return 2004	rr_AnnualReturn2004	25.02%
Annual Return 2005	rr_AnnualReturn2005	27.84%
Annual Return 2006	rr_AnnualReturn2006	32.51%
Annual Return 2007	rr_AnnualReturn2007	29.44%
Annual Return 2008	rr_AnnualReturn2008	(54.80%)
Annual Return 2009	rr_AnnualReturn2009	51.62%
Annual Return 2010	rr_AnnualReturn2010	12.23%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	INTERNATIONAL EQUITY FLEX III PORTFOLIO
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1997

[1]	The portfolio adopted its current investment strategies effective May 1, 2009.

U.S. Equity Flex I Portfolio (Prospectus Summary) | U.S. Equity Flex I Portfolio
U.S. EQUITY FLEX I PORTFOLIO
INVESTMENT OBJECTIVE
The portfolio seeks capital growth.

FEES AND PORTFOLIO EXPENSES
The accompanying table describes the fees and expenses you may pay if you buy and hold shares of the portfolio. The fee table and the expense example do not reflect expenses incurred from investing through a variable contract or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in the portfolio through a variable contract or qualified plan is presented in the contract prospectus through which the portfolio's shares are offered to you or in the plan documents or other informational materials supplied by plan sponsors.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	U.S. Equity Flex I Portfolio Class 1
Sales charge (load) on purchases
Deferred sales charge (load)
Sales charge (load) on reinvested distributions
Redemption fees
Exchange fees

Annual portfolio operating expenses (expenses that you pay as a percentage of the value of your investment)
Annual Fund Operating Expenses	U.S. Equity Flex I Portfolio Class 1
Management fee	0.70%
Distribution and service (12b-1) fee	none
Dividends on short sales (dividends paid to lenders on borrowed securities)	0.39%
All other expenses	0.57%
Total annual portfolio operating expenses	1.66%

EXAMPLE
This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or life insurance contract or qualified plan. If the example included these expenses, the figures shown would be higher.

Assume you invest  $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above, and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
U.S. Equity Flex I Portfolio Class 1	169	523	902	1,965

PORTFOLIO TURNOVER
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio's performance. During the most recent fiscal year, the portfolio's portfolio turnover rate was 439% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The portfolio normally invests at least 80% of its net assets in equity securities of U.S. companies. The portfolio seeks to outperform the Russell
3000® Index, which is designed to measure the performance of the largest 3000
U.S. companies representing approximately 98% of the investable U.S. equity market. The portfolio may invest in equity securities of large, medium and small capitalization companies. The portfolio generally will (i) purchase securities, either directly or through derivatives, in an amount up to approximately 130% of its net assets and (ii) sell securities short (which means, sell borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop), either directly or through derivatives, in an amount up to approximately 30% of its net assets.

The portfolio uses proprietary quantitative models designed to:

o forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, management's approach to financial reporting, profitability, realized and expected growth potential and level and trend of earnings and share price

o identify stocks that are likely to suffer declines in price if market conditions deteriorate and either limit the portfolio's overall long exposure or increase the portfolio's overall short exposure to such low quality stocks and

o help determine the portfolio's relative exposure to different industry sectors by analyzing sector performance under different market scenarios

The portfolio maintains investment attributes that are similar to those of the basket of securities included in the Russell 3000® Index and intends to limit its divergence from the that index in terms of market, industry and sector exposures.

The portfolio may engage in active and frequent trading, resulting in high portfolio turnover.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
o  A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ACTIVE TRADING RISK

Active and frequent trading increases transaction costs, which could detract from the portfolio's performance.

DERIVATIVES RISK

Derivatives, such as options, forwards, futures and swap agreements, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The portfolio may also use derivatives for leverage. The portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to correlation risk, liquidity risk, interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

LEVERAGING RISK

When the portfolio uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a "when-issued" basis or purchasing derivative instruments in an effort to increase its returns, the portfolio has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the portfolio. The net asset value of the portfolio when employing leverage will be more volatile and sensitive to market movements.
Leverage may involve the creation of a liability that requires the portfolio to pay interest.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility,"
may cause a security to be worth less than it was worth at an earlier time.
Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds, and the mutual funds that invest in them.

MODEL RISK

The portfolio bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the portfolio achieve its investment objective, causing the portfolio to underperform its benchmark or other funds with a similar investment objective.

SHORT SALES RISK

Short sales expose the portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the portfolio. The portfolio's loss on a short sale could theoretically be unlimited in a case where the portfolio is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential portfolio losses. The use by the portfolio of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the portfolio held only long positions. It is possible that the portfolio's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the portfolio. In addition, the portfolio's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the portfolio. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the portfolio.

SMALL COMPANIES

Small companies may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves. Their securities may carry increased market, liquidity and other risks. Key information about the company may be inaccurate or unavailable.

CFTC REGULATORY RISK

Regulatory changes could adversely affect the portfolio by limiting its trading activities in futures and increasing Fund expenses. On February 11, 2011, the
Commodity Futures Trading Commission ("CFTC") published a rule proposal that would limit the Fund's ability to use futures in reliance on certain CFTC exemptions. If the new rule is adopted as proposed, the amended CFTC exemption would limit the portfolio's use of futures to (i) bona fide hedging transactions, as defined by the CFTC, and (ii) speculative transactions, provided that the speculative positions do not exceed 5% of the liquidation value of the portfolio. If the portfolio could not satisfy the requirements for the amended exemption, the disclosure and operations of the portfolio would need to comply with all applicable regulations governing commodity pools. Other potentially adverse regulatory initiatives could develop.

PERFORMANCE SUMMARY
The accompanying bar chart and table provide an indication of the risks of investing in the portfolio. The bar chart shows you how the portfolio's performance has varied from year to year for up to 10 years. The table compares the portfolio's performance over time that of the portfolio's current benchmark, the Russell 3000® Index. The bar chart and table do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. Inclusion of these charges and expenses would reduce the total return for the periods shown. As with all mutual funds, past performance is not a prediction of future performance.

The portfolio makes updated performance available at the portfolio's website
(www.credit-suisse.com/us) or by calling Credit Suisse Funds at 877-870-2874.

The bar chart shows you how the portfolio's performance has varied from year to year for up to 10 years.

YEAR-BY-YEAR TOTAL RETURNS YEAR ENDED 12/31:	[1]

Best quarter:   32.42% (Q4 01)
Worst quarter: -26.63% (Q3 01)
Inception Date: 6/30/95

AVERAGE ANNUAL TOTAL RETURNS PERIOD ENDED 12/31/10:
Average Annual Total Returns U.S. Equity Flex I Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class 1	U.S. EQUITY FLEX I PORTFOLIO	14.46%	(0.62%)	(1.43%)	Jun 30, 1995
Russell 3000 Index	RUSSELL 3000® INDEX (REFLECTS NO DEDUCTION FOR FEES OR EXPENSES)	16.93%	2.76%	2.15%

[1]	The portfolio adopted its current investment strategies effective May 1, 2009. Prior to that date, the portfolio did not follow the "flex" strategies and prior to December 1, 2006, the portfolio followed a fundamental analysis approach.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
U.S. Equity Flex I Portfolio (Prospectus Summary) | U.S. Equity Flex I Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	U.S. EQUITY FLEX I PORTFOLIO
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The portfolio seeks capital growth.

Expense, Heading	rr_ExpenseHeading	FEES AND PORTFOLIO EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The accompanying table describes the fees and expenses you may pay if you buy and hold shares of the portfolio. The fee table and the expense example do not reflect expenses incurred from investing through a variable contract or qualified plan and do not reflect variable annuity or life insurance contract charges. If they did, the overall fees and expenses would be higher than those shown. Detailed information about the cost of investing in the portfolio through a variable contract or qualified plan is presented in the contract prospectus through which the portfolio's shares are offered to you or in the plan documents or other informational materials supplied by plan sponsors.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual portfolio operating expenses (expenses that you pay as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the portfolio's performance. During the most recent fiscal year, the portfolio's portfolio turnover rate was 439% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	439.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example may help you compare the cost of investing in the portfolio with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or life insurance contract or qualified plan. If the example included these expenses, the figures shown would be higher.

Assume you invest  $10,000, the portfolio returns 5% annually, expense ratios remain as listed in the table above, and you close your account at the end of each of the time periods shown. Based on these assumptions, your cost would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The portfolio normally invests at least 80% of its net assets in equity securities of U.S. companies. The portfolio seeks to outperform the Russell
3000® Index, which is designed to measure the performance of the largest 3000
U.S. companies representing approximately 98% of the investable U.S. equity market. The portfolio may invest in equity securities of large, medium and small capitalization companies. The portfolio generally will (i) purchase securities, either directly or through derivatives, in an amount up to approximately 130% of its net assets and (ii) sell securities short (which means, sell borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop), either directly or through derivatives, in an amount up to approximately 30% of its net assets.

The portfolio uses proprietary quantitative models designed to:

o forecast the expected relative return of stocks by analyzing a number of fundamental factors, including a company's relative valuation, use of capital, management's approach to financial reporting, profitability, realized and expected growth potential and level and trend of earnings and share price

o identify stocks that are likely to suffer declines in price if market conditions deteriorate and either limit the portfolio's overall long exposure or increase the portfolio's overall short exposure to such low quality stocks and

o help determine the portfolio's relative exposure to different industry sectors by analyzing sector performance under different market scenarios

The portfolio maintains investment attributes that are similar to those of the basket of securities included in the Russell 3000® Index and intends to limit its divergence from the that index in terms of market, industry and sector exposures.

The portfolio may engage in active and frequent trading, resulting in high portfolio turnover.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Risk, Narrative	rr_RiskNarrativeTextBlock
o  A WORD ABOUT RISK

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money.

Principal risk factors for the portfolio are discussed below. Before you invest, please make sure you understand the risks that apply to the portfolio. As with any mutual fund, you could lose money over any period of time.

Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ACTIVE TRADING RISK

Active and frequent trading increases transaction costs, which could detract from the portfolio's performance.

DERIVATIVES RISK

Derivatives, such as options, forwards, futures and swap agreements, are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The portfolio typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The portfolio may also use derivatives for leverage. The portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to correlation risk, liquidity risk, interest rate risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial.

LEVERAGING RISK

When the portfolio uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a "when-issued" basis or purchasing derivative instruments in an effort to increase its returns, the portfolio has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the portfolio. The net asset value of the portfolio when employing leverage will be more volatile and sensitive to market movements.
Leverage may involve the creation of a liability that requires the portfolio to pay interest.

MARKET RISK

The market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility,"
may cause a security to be worth less than it was worth at an earlier time.
Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole. Market risk is common to most investments - including stocks and bonds, and the mutual funds that invest in them.

MODEL RISK

The portfolio bears the risk that the proprietary quantitative models used by the portfolio managers will not be successful in identifying securities that will help the portfolio achieve its investment objective, causing the portfolio to underperform its benchmark or other funds with a similar investment objective.

SHORT SALES RISK

Short sales expose the portfolio to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the portfolio. The portfolio's loss on a short sale could theoretically be unlimited in a case where the portfolio is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential portfolio losses. The use by the portfolio of short sales in combination with long positions in its portfolio in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the portfolio held only long positions. It is possible that the portfolio's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the portfolio. In addition, the portfolio's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the portfolio. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the portfolio.

SMALL COMPANIES

Small companies may have less-experienced management, limited product lines, unproven track records or inadequate capital reserves. Their securities may carry increased market, liquidity and other risks. Key information about the company may be inaccurate or unavailable.

CFTC REGULATORY RISK

Regulatory changes could adversely affect the portfolio by limiting its trading activities in futures and increasing Fund expenses. On February 11, 2011, the
Commodity Futures Trading Commission ("CFTC") published a rule proposal that would limit the Fund's ability to use futures in reliance on certain CFTC exemptions. If the new rule is adopted as proposed, the amended CFTC exemption would limit the portfolio's use of futures to (i) bona fide hedging transactions, as defined by the CFTC, and (ii) speculative transactions, provided that the speculative positions do not exceed 5% of the liquidation value of the portfolio. If the portfolio could not satisfy the requirements for the amended exemption, the disclosure and operations of the portfolio would need to comply with all applicable regulations governing commodity pools. Other potentially adverse regulatory initiatives could develop.

Risk, Lose Money	rr_RiskLoseMoney	As with any mutual fund, you could lose money over any period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the portfolio are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide an indication of the risks of investing in the portfolio. The bar chart shows you how the portfolio's performance has varied from year to year for up to 10 years. The table compares the portfolio's performance over time that of the portfolio's current benchmark, the Russell 3000® Index. The bar chart and table do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. Inclusion of these charges and expenses would reduce the total return for the periods shown. As with all mutual funds, past performance is not a prediction of future performance.

The portfolio makes updated performance available at the portfolio's website
(www.credit-suisse.com/us) or by calling Credit Suisse Funds at 877-870-2874.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide an indication of the risks of investing in the portfolio. The bar chart shows you how the portfolio's performance has varied from year to year for up to 10 years.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	877-870-2874
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.credit-suisse.com/us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not a prediction of future performance.
Bar Chart, Heading	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURNS YEAR ENDED 12/31:	[1]
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows you how the portfolio's performance has varied from year to year for up to 10 years.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best quarter:   32.42% (Q4 01)
Worst quarter: -26.63% (Q3 01)
Inception Date: 6/30/95

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	REFLECTS NO DEDUCTION FOR FEES OR EXPENSES
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS PERIOD ENDED 12/31/10:
U.S. Equity Flex I Portfolio (Prospectus Summary) | U.S. Equity Flex I Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.63%)
U.S. Equity Flex I Portfolio | Russell 3000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	RUSSELL 3000® INDEX (REFLECTS NO DEDUCTION FOR FEES OR EXPENSES)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.76%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.15%
U.S. Equity Flex I Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Sales charge (load) on reinvested distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption fees	rr_RedemptionFee
Exchange fees	rr_ExchangeFee
Management fee	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Dividends on short sales (dividends paid to lenders on borrowed securities)	rr_Component1OtherExpensesOverAssets	0.39%
All other expenses	rr_Component2OtherExpensesOverAssets	0.57%
Total annual portfolio operating expenses	rr_ExpensesOverAssets	1.66%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	169
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	523
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	902
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,965
Annual Return, Inception Date	rr_AnnualReturnInceptionDate	Jun 30, 1995
Annual Return 2001	rr_AnnualReturn2001	(16.01%)
Annual Return 2002	rr_AnnualReturn2002	(33.69%)
Annual Return 2003	rr_AnnualReturn2003	48.55%
Annual Return 2004	rr_AnnualReturn2004	10.87%
Annual Return 2005	rr_AnnualReturn2005	(2.68%)
Annual Return 2006	rr_AnnualReturn2006	4.77%
Annual Return 2007	rr_AnnualReturn2007	(0.83%)
Annual Return 2008	rr_AnnualReturn2008	(34.66%)
Annual Return 2009	rr_AnnualReturn2009	24.79%
Annual Return 2010	rr_AnnualReturn2010	14.46%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	U.S. EQUITY FLEX I PORTFOLIO
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.62%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.43%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 1995

[1]	The portfolio adopted its current investment strategies effective May 1, 2009. Prior to that date, the portfolio did not follow the "flex" strategies and prior to December 1, 2006, the portfolio followed a fundamental analysis approach.